Share-Based Compensation Plans - Summary of Restricted Stock and Units Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Issued and unvested - Beginning Balance	582
Number of Shares, Granted	863
Number of Shares, Released	(248)
Number of Shares, Canceled or expired	(68)
Number of Shares, Issued and unvested - Ending Balance	1,129	582
Number of Shares, Shares expected to vest	1,018
Weighted-Average Remaining Contractual Term (in years), Issued and unvested-September 28, 2012	2 years 10 months 24 days	2 years 3 months 18 days
Weighted-Average Remaining Contractual Term (in years), Issued and unvested-September 27, 2013	2 years 10 months 24 days	2 years 3 months 18 days
Weighted- Average Remaining Contractual Term (in years), Shares expected to vest	2 years 10 months 24 days
Aggregate Intrinsic Value, unvested - Beginning Balance	$ 7,391
Aggregate Intrinsic Value, Issued and unvested - Ending Balance	18,148	7,391
Aggregate Intrinsic Value, Shares expected to vest	$ 16,362